N-2	Aug. 03, 2023
Cover [Abstract]
Entity Central Index Key	0001325618
Amendment Flag	false
Securities Act File Number	001-36534
Document Type	8-K
Entity Registrant Name	IRADIMED CORPORATION
Entity Address, Address Line One	1025 Willa Springs Dr.
Entity Address, City or Town	Winter Springs
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32708
City Area Code	407
Local Phone Number	677-8022
Entity Emerging Growth Company	false